SCHEDULE OF COMPUTATION OF DILUTED NET EARNINGS (LOSS) PER SHARE OF COMMON STOCK (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from diluted net earnings per share	20,584,000	20,584,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from diluted net earnings per share	17,900,000	17,900,000
RSUs, Issued and Outstanding [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common shares excluded from diluted net earnings per share	2,684,000	2,684,000